Property, Plant and Equipment (Tables)	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Schedule of Company's Property, Plant and Equipment
The Company’s property, plant and equipment were as follows, as at:

	January 31, 2023			January 31, 2022
	Cost	Accumulated depreciation	Carrying amount	Cost	Accumulated depreciation	Carrying amount
Tooling	$1,127.4	$700.4	$427.0	$1,023.6	$663.6	$360.0
Equipment	1,278.3	606.3	672.0	1,029.8	516.5	513.3
Building	755.5	210.8	544.7	604.6	185.9	418.7
Land	166.7	—	166.7	149.9	—	149.9
Total	$3,327.9	$1,517.5	$1,810.4	$2,807.9	$1,366.0	$1,441.9

Schedule of Changes in Property, Plant and Equipment
The following table explains the changes in property, plant and equipment during the year ended January 31, 2023:

	Carrying amount as at January 31, 2022	Additions [a]	Business combinations (Note 5)	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2023
Tooling	$360.0	$165.6	$—	$(0.1)	$(101.9)	$3.4	$427.0
Equipment	513.3	260.0	10.8	(0.6)	(115.1)	3.6	672.0
Building	418.7	152.5	—	(0.1)	(29.7)	3.3	544.7
Land	149.9	8.8	—	(0.1)	—	8.1	166.7
Total	$1,441.9	$586.9	$10.8	$(0.9)	$(246.7)	$18.4	$1,810.4
[a
]
Government assistance of $14.1 million has been recorded against the additions.
The following table explains the changes in property, plant and equipment during the year ended January 31, 2022:

	Carrying amount as at January 31, 2021	Additions [a]	Disposals	Depreciation	Effect of foreign currency exchange rate changes	Carrying amount as at January 31, 2022
Tooling	$292.5	$172.5	$(0.1)	$(95.8)	$(9.1)	$360.0
Equipment	425.0	195.7	(1.1)	(92.8)	(13.5)	513.3
Building	254.6	197.3	(0.3)	(22.0)	(10.9)	418.7
Land	92.2	60.4	—	—	(2.7)	149.9
Total	$1,064.3	$625.9	$(1.5)	$(210.6)	$(36.2)	$1,441.9
[a
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Government assistance of $3.0 million has been recorded against the additions.